Carve-Out Statements of Operations (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2025	Jun. 30, 2024
OPERATING EXPENSES:
Amortization of intangible assets	$ 114,688	$ 114,688	$ 229,377	$ 229,377
Research and development expenses	164,657	112,605	487,858	1,161,743
General and administrative expenses	171,977	171,552	506,604	548,607
TOTAL OPERATING EXPENSES	451,322	398,845	1,223,839	1,939,727
NET LOSS	$ (451,322)	$ (398,845)	$ (1,223,839)	$ (1,939,727)
NET LOSS PER COMMON SHARE
- Basic	$ (4,513)	$ (3,988)
- Diluted	$ (4,513)	$ (3,988)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING
- Basic	100	100
- Diluted	100	100
NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDERS	$ (451,322)	$ (398,845)